Guarantees, commitments and risks - Value at risk - Historic simulation method (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Commercial exposure
Guarantees, commitments and risks
Value at risk	€ 2,910	€ 3,020
Commercial exposure | Maximum
Guarantees, commitments and risks
Value at risk	42,760	16,100
Commercial exposure | Minimum
Guarantees, commitments and risks
Value at risk	2,910	3,020
Commercial exposure | Average
Guarantees, commitments and risks
Value at risk	23,800	8,500
Trading
Guarantees, commitments and risks
Value at risk	200	250
Trading | Maximum
Guarantees, commitments and risks
Value at risk	1,030	1,570
Trading | Minimum
Guarantees, commitments and risks
Value at risk	120	100
Trading | Average
Guarantees, commitments and risks
Value at risk	€ 370	€ 520